Rental Vehicles (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense for leased assets	$ 826	$ 302	$ 1,434,896	$ 993,531
Minimum [Member]
Finance lease term	30 months		12 months
Maximum [Member]
Finance lease term	36 months		36 months
Vehicles [Member]
Estimated useful life	5 years		5 years
Depreciation expense for leased assets	$ 462,425	$ 314,483